General and administrative expenses (Tables)	6 Months Ended
Jun. 30, 2023
General and administrative expenses
Schedule of general and administrative expenses

	Six months ended	Six months ended
	June 30, 2023	June 30, 2022
Employee benefits expenses	(8,776)	(9,375)
Professional fees	(2,789)	(2,159)
Liability insurance cost	(810)	(734)
Other operating expenses	(2,421)	(2,540)
	(14,796)	(14,808)